Revenue Recognition (Revenue from Non-Monetary Exchanges) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Seismic data library additions	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545
Revenue recognized	635	2,115	8,518	9,514	9,864
Specific Data Licenses or Selections of Data [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	578	827	3,046	7,169	7,187
Acquisition Contracts [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	57	1,268	5,452	2,274	2,677
Solutions [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	0	20	20	71	0
Seismic Data Library [Member]
Nonmonetary Transaction [Line Items]
Seismic data library additions	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545